Other receivables and current assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other receivables and currents assets

Other receivables and currents assets consist of the following:

	As of December 31,
	2024	2023
Deferred offering costs	$1,839,846	$581,536
Deposits	5,434,606	6,985,015
Prepayments	626,540	739,881
Other receivables	12,305,853	15,894,278
Total	$20,206,845	$24,200,710